Equity-settled share-based payments - Options Schemes (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Options (thousands)
Stock exercisable in share-based payment arrangement (shares)	1,762,000	2,371,000	2,485,000
Stock Options, 2004 Stock Incentive Option Plan
Average exercise price per share
Outstanding at beginning of period (USD per share) | $	$ 6.66	$ 6.66	$ 6.66
Exercised (USD per share) | $	0.00	0.00	5.83
Outstanding at end of period (USD per share) | $	$ 6.66	$ 6.66	$ 6.66
Options (thousands)
Outstanding at beginning of period (shares)	1,634,000	1,634,000	1,641,000
Exercised (shares)	0	0	(7,000)
Outstanding at end of period (shares)	1,634,000	1,634,000	1,634,000
Stock Options, 2004 Stock Incentive Option Plan | May 1, 2024
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 5.83
Options (thousands)
Outstanding at beginning of period (shares)	496,000	496,000
Outstanding at end of period (shares)	496,000	496,000	496,000
Stock Options, 2004 Stock Incentive Option Plan | May 1, 2025
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 5.83
Options (thousands)
Outstanding at beginning of period (shares)	452,000	452,000
Outstanding at end of period (shares)	452,000	452,000	452,000
Stock Options, 2004 Stock Incentive Option Plan | January 1, 2026
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 5.83
Options (thousands)
Outstanding at beginning of period (shares)	142,000	142,000
Outstanding at end of period (shares)	142,000	142,000	142,000
Stock Options, 2004 Stock Incentive Option Plan | February 16, 2026
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 7.11
Options (thousands)
Outstanding at beginning of period (shares)	103,000	103,000
Outstanding at end of period (shares)	103,000	103,000	103,000
Stock Options, 2004 Stock Incentive Option Plan | October 1, 2026
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 8.62
Options (thousands)
Outstanding at beginning of period (shares)	441,000	441,000
Outstanding at end of period (shares)	441,000	441,000	441,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan
Average exercise price per share
Outstanding at beginning of period (USD per share) | $	$ 13.37	$ 13.31	$ 13.07
Forfeited (USD per share) | $	13.40	13.27	13.40
Expired (USD per share) | $	12.82	12.82	12.82
Outstanding at end of period (USD per share) | $	$ 13.26	$ 13.37	$ 13.31
Options (thousands)
Outstanding at beginning of period (shares)	737,000	851,000	1,658,000
Forfeited (shares)	0	(11,000)	(4,000)
Expired (shares)	(609,000)	(103,000)	(803,000)
Outstanding at end of period (shares)	128,000	737,000	851,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | From Nov 13, 2017 to Aug 25, 2018
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 12.82
Options (thousands)
Outstanding at beginning of period (shares)	0	105,000
Outstanding at end of period (shares)	0	0	105,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | January 30, 2019
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 13.40
Options (thousands)
Outstanding at beginning of period (shares)	595,000	595,000
Outstanding at end of period (shares)	0	595,000	595,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | June 1, 2019
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 12.82
Options (thousands)
Outstanding at beginning of period (shares)	3,000	3,000
Outstanding at end of period (shares)	0	3,000	3,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | November 1, 2019
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 13.40
Options (thousands)
Outstanding at beginning of period (shares)	11,000	11,000
Outstanding at end of period (shares)	0	11,000	11,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | From Jan 30, 2020 to Sep 1, 2020
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 13.40
Options (thousands)
Outstanding at beginning of period (shares)	97,000	106,000
Outstanding at end of period (shares)	97,000	97,000	106,000
Share Options, Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan | From Jan 30, 2020 to Sep 1, 2020
Average exercise price per share
Outstanding at end of period (USD per share) | $	$ 12.82
Options (thousands)
Outstanding at beginning of period (shares)	31,000	31,000
Outstanding at end of period (shares)	31,000	31,000	31,000